Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 17,921	$ 17,287	$ 18,513